Financial Assets and Liabilities - Summary of Fair Value of Warrants (Details) - Warrants	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) Year $ / shares	Jun. 30, 2022 USD ($) Year $ / shares
Disclosure Of Financial Instruments [Line Items]
Share Price	$ 2.55	$ 2.22
Par value per share	$ 7.26	$ 7.26
Expected Term | Year	6.25	6.5
Dividend Yield	0.00%	0.00%
Expected Volatility	83.19%	83.22%
Risk Free Interest Rate	3.99%	3.08%
Fair value per warrant	$ 1.4613	$ 1.2350
Fair value | $	$ 2,586,046	$ 2,185,476